PROVISION FOR INCOME TAXES (Company's Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deffered Tax Assets [Line Items]
Net operating loss carry forward	$ 110	$ 148
Provisions for employee rights and other temporary differences	349	62
Deferred tax assets before valuation allowance	459	210
Valuation allowance	110	148
Deferred tax assets	349	62
Deferred tax liability	211	0
Deferred tax assets (liability), net	$ 138	$ 62